OPERATING SEGMENTS (Schedule of Revenues from Major Customers) (Details)	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of major customers [line items]
Additional information about revenues	100.00%		100.00%		100.00%
Customer A shareholder [Member]
Disclosure of major customers [line items]
Additional information about revenues	35.00%		48.00%		33.00%
Customer B [Member]
Disclosure of major customers [line items]
Additional information about revenues	0.00%		0.00%		24.00%
Customer C [Member]
Disclosure of major customers [line items]
Additional information about revenues	0.00%		0.00%		13.00%
Customer D subsidiary shareholder [Member]
Disclosure of major customers [line items]
Additional information about revenues	0.00%	[1]	0.00%	[1]	13.00%
Customer E [Member]
Disclosure of major customers [line items]
Additional information about revenues	20.00%		17.00%		0.00%
Customer F [Member]
Disclosure of major customers [line items]
Additional information about revenues	17.00%		0.00%		0.00%

[1]	Represents an amount lower than 10%.